GOODWILL AND INTANGIBLE ASSETS, NET - Changes in Goodwill by Segment - 10K (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Beginning Balance		$ 469.7 [1]	$ 464.1		$ 472.3
Goodwill acquired		8.6	21.4
Foreign currency translation adjustment		(1.6)	(6.1)		(8.2)
Goodwill impairment charge	$ (9.7)		(9.7)		0.0	$ 0.0
Ending Balance	469.7 [1]	476.7	469.7	[1]	464.1	472.3
Global Color Brands [Member]
Goodwill [Roll Forward]
Goodwill impairment charge	$ (9.7)
Weighted average cost of capital	13.00%
Perpetual growth rate	2.00%
Operating Segments [Member] | Consumer [Member]
Goodwill [Roll Forward]
Beginning Balance		210.1	217.9		217.9
Goodwill acquired		8.6	1.9
Foreign currency translation adjustment		0.0	0.0		0.0
Goodwill impairment charge			(9.7)
Ending Balance	$ 210.1	218.7	210.1		217.9	217.9
Operating Segments [Member] | Consumer [Member] | Cutex Brands, LLC [Member]
Goodwill [Roll Forward]
Goodwill acquired			1.9
Operating Segments [Member] | Professional [Member]
Goodwill [Roll Forward]
Beginning Balance		240.7	246.2		254.4
Goodwill acquired		0.0	0.0
Foreign currency translation adjustment		0.2	(5.5)		(8.2)
Goodwill impairment charge			0.0
Ending Balance	240.7	240.9	240.7		246.2	254.4
Operating Segments [Member] | Other [Member]
Goodwill [Roll Forward]
Beginning Balance		18.9	0.0		0.0
Goodwill acquired		0.0	19.5
Foreign currency translation adjustment		(1.8)	(0.6)		0.0
Goodwill impairment charge			0.0
Ending Balance	$ 18.9	$ 17.1	18.9		$ 0.0	$ 0.0
Operating Segments [Member] | Other [Member] | CBBeauty Group [Member]
Goodwill [Roll Forward]
Goodwill acquired			$ 19.5

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.